Equity Method Investments - Schedule of Equity Method Investment (Details) - Lab Services MSO [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investment [Line Items]
Equity investment carrying amount beginning balance	$ 10,636,544	$ 12,095,020
Lab Services MSO’s net income attributable to the Company	503,833	79,923	1,236,391
Intangible assets amortization amount	(111,156)	(666,932)	(611,356)
Sale of equity investment	(11,029,221)	(611,888)
Equity investment carrying amount ending balance		$ 10,636,544	$ 12,095,020